Company financial information - Narrative (Details)			12 Months Ended
	Dec. 02, 2025 USD ($) shares	Dec. 02, 2025 EUR (€) € / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of information about consolidated structured entities [line items]
Dividends paid | $			$ 262,000,000		$ 264,000,000		$ 263,000,000
Redemption of preferred shares | $			$ 289,000,000
Preferred shares
Disclosure of information about consolidated structured entities [line items]
Redemption and cancellation of preferred shares | shares	(56,306,306)	(56,306,306)	(56,300,000)	(56,300,000)
Percentage of Cumulative Preferred Shares	9.00%	9.00%	9.00%	9.00%
Nominal value | € / shares		€ 4.44
Redemption of preferred shares	$ 289,000,000	€ 250,000,000	$ 260,000,000
Parent
Disclosure of information about consolidated structured entities [line items]
Dividend income			199,000,000	€ 199,000,000	0
Exceptional operating income/(cost)			(3,000,000)	(3,000,000)	1,000,000	€ 1,000,000	1,000,000	€ 1,000,000
Exceptional finance income/(costs)			7,000,000	7,000,000	13,000,000	13,000,000	55,000,000	55,000,000
Impairment of investments in subsidiary undertakings.			(555,000,000)	(555,000,000)	$ (400,000,000)	(400,000,000)	$ 0
Dividends paid			$ 234,000,000	€ 234,000,000		€ 243,000,000		€ 244,000,000
Parent | Preferred shares
Disclosure of information about consolidated structured entities [line items]
Redemption and cancellation of preferred shares | shares	(56,306,306)	(56,306,306)
Percentage of Cumulative Preferred Shares	9.00%	9.00%
Nominal value | € / shares		€ 4.44
Redemption of preferred shares | €		€ 250,000,000